Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (9,808,885)	$ (7,957,964)	$ (10,382,059)	$ (9,258,647)	$ (8,470,661)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	928,476	557,718	843,387	184,946	153,996
Share-based compensation	653,452	191,682	263,396	122,134	218,294
Gain on disposal of equipment	(8,548)	(11,745)	(13,233)	(941)	(2,861)
Non-cash interest expense			(1,364)	0	395,833
Changes in operating assets and liabilities:
Other receivables	45,880	97,353	56,212	(11,440)	(121,640)
Inventory	(400,716)	97,897	93,956	(169,991)	0
Prepaid expenses and other assets	(43,404)	210,796	289,868	(592,602)	38,054
Accounts payable and accrued liabilities	345,569	(654,997)	(966,928)	625,763	340,092
Net cash used in operating activities	(8,288,176)	(7,469,260)	(9,816,765)	(9,100,778)	(7,448,893)
Investing activities
Purchase of property, plant and equipment	(1,824,831)	(3,375,306)	(4,009,736)	(18,893,264)	(934,495)
Deposits on equipment purchases			(95,001)	(153,663)	(156,982)
Proceeds from sale of equipment	8,548	21,758	23,233	941	23,844
Payment of patent costs			0	0	(5,664)
Other investing activities	12	0
Net cash used in investing activities	(1,816,271)	(3,353,548)	(4,081,504)	(19,045,986)	(1,073,297)
Financing activities
Proceeds from issuance of debt	900,767	0	771,858	256,807	547,142
Repayment of term debt	(57,001)	(43,437)	(55,615)	(35,812)	(6,268)
Proceeds from the issuance of convertible debt			0	0	10,000,000
Proceeds from the issuance of common stock and warrants, net	12,395,348	10,616,048	10,616,046	24,989,257	0
Proceeds from exercise of stock options and warrants, net	272,416	811,928	5,116,533	27,502	0
Net cash provided by financing activities	13,511,530	11,384,539	16,448,822	25,237,754	10,540,874
Effect of exchange rate changes on cash and cash equivalents	15,642	(23,921)	(53,218)	77,262	(7,496)
Net change in cash and cash equivalents	3,422,725	537,810	2,497,335	(2,831,748)	2,011,188
Cash and cash equivalents at beginning of period	2,990,196	492,861	492,861	3,324,609	1,313,421
Cash and cash equivalents at the end of period	6,412,921	1,030,671	2,990,196	492,861	3,324,609
Supplemental disclosure of cash flow information and non-cash transactions:
Interest paid in cash	45,483	15,854	22,257	21,537	6,721
Conversion of convertible debt and accrued interest to common stock			0	0	10,395,833
Property and equipment included in accounts payable and accrued liabilities	119,541	512,497	193,378	1,036,240	50,132
Acquisition of equipment under debt agreement	$ 0	$ 74,555	$ 74,068	$ 0	$ 0